Consolidated Statements Of Changes In Shareholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Consolidated Statements Of Changes In Shareholders' Equity [Abstract]
Share issuance expenses	$ 5,629